Fees Summary	May 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,000,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	138,100.00
Total Offset Amount	88,194.39
Net Fee	$ 49,905.61
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A